GOODWILL AND INTANGIBLE ASSETS - INTANGIBLES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Extended forecast period	5 years
Terminal growth rate	3.00%
Post-tax discount rate	18.00%
WACC	18.00%
Impairment of goodwill	$ 148,531
Goodwill	94,108	$ 229,910	$ 57,964
Florida
GOODWILL AND INTANGIBLE ASSETS
Goodwill	94,108
Cost of sales
GOODWILL AND INTANGIBLE ASSETS
Amortization expense	$ 19,574	$ 12,047